AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON June 13, 2014

No. 811-22624

No. 333-177651

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 5	☒

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 8	☒

(Check appropriate box or boxes)

ARROW ETF TRUST

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street

Omaha, NE 68130

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (631) 470-2600

Name and Address of Agent for Service:	With a copy to:
The Corporation Trust Company	JoAnn M. Strasser, Esq.
Corporate Trust Center	Thompson Hine LLP
1209 Orange Street	41 South High Street
Wilmington, DE 19801	Suite 1700
Columbus, OH 20001

It is proposed that the filing will become effective:

☒

immediately upon filing pursuant to paragraph (b)

☐

on ___________  pursuant to paragraph (b)

☐

60 days after filing pursuant to paragraph (a)(1)

☐

on  __________  pursuant to paragraph (a)(1)

☐         75 days after filing pursuant to paragraph (a)(2)

☐

on  ___________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act , the  Fund certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, State of Ohio, on the 13th  day of June, 2014.

ARROW ETF TRUST

By:	/s/ JoAnn M. Strasser
JoAnn M. Strasser, Attorney-in-Fact

Pursuant to the requirements of the  Securities Act, this registration statement  has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE	TITLE	DATE

/s/ Joseph Barrato	President and Principal Executive Officer	June 13, 2014
Joseph Barrato

/s/ Sam Singh	Treasurer and Principal Financial Officer	June 13, 2014
Sam Singh

/s/ Robert S. Andrialis*	Trustee	June 13, 2014
Robert S. Andrialis

/s/ Charles A. Barragato*	Trustee	June 13, 2014
Charles A. Barragato

/s/ Paul Montgomery*	Trustee	June 13, 2014
Paul Montgomery

/s/ Thomas T. Sarkany*	Trustee	June 13, 2014
Thomas T. Sarkany

/s/ Joseph Barrato	Trustee	June 13, 2014
Joseph Barrato

*   By:

 /s/ JoAnn M. Strasser

JoAnn M. Strasser

Attorney-in-Fact

 Exhibit Index

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase